Acquisitions - Coram Acquisition (Details) Patient in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 16, 2014 USD ($)	Dec. 31, 2015 USD ($) nurse Dietitian employee Patient Center Branch	Dec. 31, 2015 USD ($) nurse Dietitian employee Patient Center Branch	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Aug. 18, 2015
Business Acquisition [Line Items]
Percentage of voting interests acquired						100.00%
Payment made to seller			$ 58	$ 0	$ 0
Goodwill		$ 38,106	$ 38,106	28,142	$ 26,542
Coram LLC
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Consideration transferred	$ 2,100
Contingent consideration, liability	100
Working capital adjustment	9
Decrease in inventories | Patient		240	240
Net operating loss carryforwards to be paid to seller			$ 60
Additional payments to seller for remaining net operating losses used			50.00%
Change in amount of contingent consideration, liability			$ 4
Payment made to seller		$ 58
Goodwill	$ 1,600
Acquisition related costs				$ 15
Coram LLC | Branch location
Business Acquisition [Line Items]
Increase in net income | Branch		83	83
Coram LLC | Centers of Excellence
Business Acquisition [Line Items]
Increase in net income | Center		6	6
Coram LLC | Employee
Business Acquisition [Line Items]
Increase in current deferred income tax assets | employee		4,600	4,600
Coram LLC | Nurses
Business Acquisition [Line Items]
Increase in current deferred income tax assets | nurse		600	600
Coram LLC | Dietitians
Business Acquisition [Line Items]
Increase in current deferred income tax assets | Dietitian		250	250